Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,655,837	$ 1,655,453	$ 364,608
Investments	0	965,886	0
Accounts receivables
Trade, net of allowance for doubtful accounts	1,177,638	1,240,736	937,841
Income tax receivable	102,452	102,452	54,841
Other receivables - current portion	9,850	9,850	44,722
Inventories	1,360,729	1,292,105	757,250
Assets held for sale	83,823	29,338	168,474
Deferred tax asset, net	119,032	119,032	35,746
Prepaid expenses	119,621	156,431	119,147
Total current assets	5,628,982	5,571,283	2,482,629
Property and equipment
Leasehold improvements	7,928	0	0
Vehicles	0	0	67,135
Furniture and fixtures	81,620	56,680	50,304
Office equipment	65,901	36,600	32,131
Computer equipment	325,941	323,648	262,737
Dies and cylinders	49,422	49,422	49,422
Less accumulated depreciation	(355,828)	(333,388)	(324,257)
Total property and equipment	174,984	132,962	137,472
Note Receivable - net of current portion	81,714	81,714	81,714
Other assets
Deferred tax asset, net	97,844	97,844	216,498
Deposits and other assets	39,339	42,956	37,257
Debt Issuance Costs	2,500	4,375	157,242
Deferred Offering Costs	0	0	141,826
Total other assets	139,683	145,175	552,823
Total assets	6,025,363	5,931,134	3,254,638
Current liabilities
Trade accounts payable	755,522	518,150	695,775
Accrued expenses	108,768	242,301	446,950
Line of credit, less debt discount	1,173,155	1,173,155	785,044
Current portion of vendor payables	0	0	1,000
Current portion of notes payable	23,888	0	489,352
Total current liabilities	2,061,333	1,933,606	2,418,121
Long-term liabilities
Notes payable, less current maturities and debt discounts	0	0	478,729
Derivative liability	880,696	701,852	92,606
Total long-term liabilities	880,696	701,852	571,335
Commitments and contingencies
Stockholders' Equity
Convertible preferred stock	225	225	0
Common stock	126,228	126,228	66,802
Additional paid-in-capital	4,393,846	4,343,069	(22,819)
Retained earnings (accumulated deficit)	(1,436,965)	(1,173,846)	221,199
Total stockholders' equity	3,083,334	3,295,676	265,182
Total liabilities and stockholders' equity	$ 6,025,363	$ 5,931,134	$ 3,254,638